SHAREHOLDERS' EQUITY (DEFICIT) - Common and Preferred Stock (FY) (Details) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Shares authorized (in shares)			81,000,000
Class A Common stock authorized (in shares)	80,000,000	80,000,000	80,000,000	80,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock authorized (in shares)		1,000,000	1,000,000
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0		0